Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2015
Other assets-Other / Other liabilities
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31, 2015	September 30, 2015
Other assets—Other:
Securities received as collateral	¥187,753	¥231,842
Goodwill and other intangible assets	123,486	120,187
Deferred tax assets	19,718	21,941
Investments in equity securities for other than operating purposes	162,644	159,146
Prepaid expenses	10,741	48,378
Other	318,224	336,575

Total	¥822,566	¥918,069

Other liabilities:
Obligation to return securities received as collateral	¥187,753	¥231,842
Accrued income taxes	48,632	38,186
Other accrued expenses and provisions	446,920	375,403
Other(1)	533,794	492,589

Total	¥1,217,099	¥1,138,020

(1)	Includes liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary. As of March 31, 2015 and September 30, 2015, carrying values were ¥258,310 million and ¥247,503 million, respectively, and estimated fair values were ¥261,039 million and ¥250,232 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.